Derivative Instruments And Hedging Activities (Fair Value Amounts Of Derivative Instruments Reported On Our Condensed Consolidated Balance Sheet) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 362,000,000	$ 2,298,000,000
Nontrading Derivative Liabilities	317,000,000	2,468,000,000
Derivative Liability, Fair Value, Gross Liability	317,000,000	2,468,000,000
Notional amount	101,221,000,000	236,237,000,000
Accrued Interest [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	120,000,000	175,000,000
Derivative Liability, Fair Value, Gross Liability	12,000,000	144,000,000
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	207,000,000	446,000,000
Derivative Liability, Fair Value, Gross Liability	169,000,000	63,000,000
Notional amount	21,932,000,000	18,521,000,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	204,000,000	411,000,000
Derivative Liability, Fair Value, Gross Liability	169,000,000	10,000,000
Notional amount	21,606,000,000	9,828,000,000
Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	3,000,000	35,000,000
Derivative Liability, Fair Value, Gross Liability	0	53,000,000
Notional amount	326,000,000	8,693,000,000
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	142,000,000	1,846,000,000
Derivative Liability, Fair Value, Gross Liability	141,000,000	2,371,000,000
Notional amount	77,543,000,000	214,698,000,000
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	13,000,000	5,000,000
Derivative Liability, Fair Value, Gross Liability	2,000,000	26,000,000
Notional amount	1,743,000,000	2,464,000,000
Equity Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	1,000,000
Derivative Liability, Fair Value, Gross Liability	5,000,000	8,000,000
Notional amount	3,000,000	554,000,000
Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Receive-fixed Swaps, Fair Value, Gross Asset	196,000,000	411,000,000
Receive-fixed Swaps, Fair Value, Gross Liability	163,000,000	0
Receive-fixed Swaps, Notional Amount	8,500,000,000	7,200,000,000
Pay-fixed Swaps, Fair Value, Gross Asset	9,000,000	0
Pay-fixed Swaps, Fair Value, Gross Liability	5,000,000
Pay-fixed Swaps, Notional Amount	12,600,000,000
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Pay-fixed Swaps, Fair Value, Gross Asset	1,000,000	10,000,000
Pay-fixed Swaps, Notional Amount	495,000,000	2,600,000,000
Interest Rate Swap [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	36,000,000	1,524,000,000
Derivative Liability, Fair Value, Gross Liability	44,000,000	2,255,000,000
Notional amount	13,613,000,000	131,337,000,000
Foreign Exchange Forward [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1,000,000	4,000,000
Derivative Liability, Fair Value, Gross Liability	1,000,000	23,000,000
Notional amount	330,000,000	2,462,000,000
Futures and Forwards [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	11,000,000	78,000,000
Derivative Liability, Fair Value, Gross Liability	3,000,000	46,000,000
Notional amount	29,836,000,000	62,328,000,000
Written Options [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	94,000,000	70,000,000
Notional amount	11,132,000,000	3,066,000,000
Written Options [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	1,000,000
Notional amount	17,000,000	1,000,000
Written Options [Member] | Equity Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	5,000,000	8,000,000
Notional amount	3,000,000	435,000,000
Purchased Options [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	95,000,000	244,000,000
Derivative Liability, Fair Value, Gross Liability	0	0
Notional amount	22,962,000,000	17,967,000,000
Purchased Options [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	1,000,000
Derivative Liability, Fair Value, Gross Liability	0	0
Notional amount	17,000,000	1,000,000
Purchased Options [Member] | Equity Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	1,000,000
Derivative Liability, Fair Value, Gross Liability	0	0
Notional amount	0	119,000,000
Swap [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	12,000,000	0
Derivative Liability, Fair Value, Gross Liability	1,000,000	2,000,000
Notional amount	1,379,000,000	0
Other Trading [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	155,000,000	1,852,000,000
Derivative Liability, Fair Value, Gross Liability	148,000,000	2,405,000,000
Notional amount	$ 79,289,000,000	$ 217,716,000,000